Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	2.80%	4.30%
Prior year true-up		(5.23%)
Change in valuation allowance	(23.80%)	55.41%
Effective tax rate		75.48%